Business Segments	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Business Segments

11.	Business Segments.

The Company is reporting its financial performance based on four reportable segments, Asset Management, Mining Royalty Lands, Development and Stabilized Joint Venture, as described below.

The Asset Management segment owns, leases and manages commercial properties. The flex/office warehouses in the Asset Management Segment were sold (with one remaining warehouse held for sale) and reclassified to discontinued operations leaving only three commercial properties.

Our Mining Royalty Lands segment owns several properties comprising approximately 15,000 acres currently under lease for mining rents or royalties (this does not include the 4,280 acres owned in our Brooksville joint venture with Vulcan Materials).  Other than one location in Virginia, all of these properties are located in Florida and Georgia.

Through our Development segment, we own and are continuously monitoring for their “highest and best use” several parcels of land that are in various stages of development.  Our overall strategy in this segment is to convert all of our non-income producing lands into income production through (i) an orderly process of constructing new buildings for us to own and operate or (ii) a sale to, or joint venture with, third parties. Additionally, our Development segment will form joint ventures on new developments of land not previously owned by the Company.

In July 2017, Phase I (Dock 79) of the development known as RiverFront on the Anacostia in Washington, D.C., a 300,000-square-foot residential apartment building developed by a joint venture between the Company and MidAtlantic Realty Partners (“MRP”), reached stabilization, meaning 90% of the individual apartments have been leased and are occupied by third party tenants. Upon reaching stabilization, the Company had, for a period of one year, the exclusive right to (i) cause the joint venture to sell the property or (ii) cause the Company’s and MRP’s percentage interests in the joint venture to be adjusted so as to take into account the value of the development at the time of stabilization. The attainment of stabilization also resulted in a change of control for accounting purposes as the veto rights of the minority shareholder lapsed and the Company became the primary beneficiary. As such, beginning July 1, 2017, the Company consolidated the assets (at current fair value), liabilities and operating results of the joint venture as a new segment called Stabilized Joint Venture. We have renamed this segment from RiverFront on the Anacostia to the Stabilized Joint Venture segment as we intend transfer additional joint ventures from our Development segment into this segment as they reach stabilization.

On May 21, 2018, the Company completed the disposition of 40 industrial warehouse properties and 3 additional land parcels to an affiliate of Blackstone Real Estate Partners VIII, L.P. for $347.2 million. One warehouse property valued at $11.7 million was excluded from the sale due to the tenant exercising its right of first refusal to purchase the property. This sale constituted a major strategic shift and as a result, these properties have been reclassified as discontinued operations for all periods presented. We plan to develop our remaining owned office/warehouse pad sites in a timely, deliberate manner and find a buyer once each building is fully leased.

Operating results and certain other financial data for the Company’s business segments are as follows (in thousands):

	Year ended	Year ended
	December 31,	December 31,
	2018	2017
Revenues:
Asset management	$2,309	2,284
Mining royalty lands	8,139	7,241
Development	1,206	1,230
Stabilized Joint Venture	10,368	4,847
	$22,022	15,602
Operating profit:
Before corporate expenses:
Asset management	$1,051	1,035
Mining royalty lands	7,504	6,732
Development	(2,104)	(1,528)
Stabilized Joint Venture	(537)	(2,018)
Operating profit before corporate expenses	5,914	4,221
Corporate expenses:
Allocated to asset management	(153)	(154)
Allocated to mining royalty lands	(214)	(167)
Allocated to Development	(1,984)	(1,231)
Allocated to Stabilized Joint Venture	(393)	(65)
Unallocated	(1,208)	(1,563)
	(3,952)	(3,180)
	$1,962	1,041

Interest expense	$3,103	2,741

Depreciation, depletion and amortization:
Asset management	$540	512
Mining royalty lands	198	110
Development	228	337
Stabilized Joint Venture	6,932	4,975
	$7,898	5,934
Capital expenditures:
Asset management	$335	221
Mining royalty lands	—	—
Development	6,396	2,218
Stabilized Joint Venture	563	857
	$7,294	3,296

Identifiable net assets at end of period:
Asset management	$10,593	2,960
Discontinued operations	3,224	176,694
Mining royalty lands	37,991	38,656
Development	119,029	46,684
Stabilized Joint Venture	138,206	144,386
Investments available for sale at fair value	165,212	—
Cash items	22,749	4,524
Unallocated corporate assets	8,484	4,830
	$505,488	418,734